SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES
Interest income on retail notes and finance leases									$ 204,452	$ 181,342	$ 178,444
Interest income on wholesale notes									74,450	63,760	62,213
Interest and other income from affiliates									437,435	414,957	392,463
Rental income on operating leases									165,914	138,937	133,806
Other income									52,500	59,125	67,078
Total revenues	246,039	233,960	233,764	220,988	221,937	218,187	212,332	205,665	934,751	858,121	834,004
Interest expense:
Interest expense to third parties									255,951	233,217	219,561
Interest expense to affiliates									30,477	24,105	34,512
Total interest expense	78,516	74,115	70,669	63,128	69,918	64,997	62,932	59,475	286,428	257,322	254,073
Administrative and operating expenses:
Fees charged by affiliates									49,539	56,405	61,895
Provision (benefit) for credit losses									14,124	(5,904)	44,578
Depreciation of equipment on operating leases									141,688	114,053	107,836
Other expenses									56,604	35,083	35,929
Total administrative and operating expenses	72,741	71,393	61,835	55,986	51,802	52,335	42,913	52,587	261,955	199,637	250,238
Total expenses									548,383	456,959	504,311
Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method									386,368	401,162	329,693
Income tax provision (benefit)	29,951	29,762	32,598	34,807	32,077	35,527	37,475	29,743	127,118	134,822	116,112
NET INCOME									259,250	266,340	213,581
Net income attributed to noncontrolling interest	(292)	(273)	(334)	(328)	(312)	(373)	(357)	(418)	(1,227)	(1,460)	(1,645)
NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	64,539	58,417	68,328	66,739	67,828	64,955	68,655	63,442	258,023	264,880	211,936
COMPREHENSIVE INCOME									203,250	225,764	231,513
Comprehensive income attributed to noncontrolling interest									(1,227)	(1,460)	(1,645)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC									202,023	224,304	229,868
CNH Industrial Capital LLC
REVENUES
Interest and other income from affiliates									96,352	69,589	7,437
Total revenues									96,352	69,589	7,437
Interest expense:
Interest expense to third parties									124,629	93,941	48,848
Interest expense to affiliates											255
Total interest expense									124,629	93,941	49,103
Administrative and operating expenses:
Other expenses									1	1	1
Total administrative and operating expenses									1	1	1
Total expenses									124,630	93,942	49,104
Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method									(28,278)	(24,353)	(41,667)
Income tax provision (benefit)									(10,873)	(9,393)	(16,327)
Equity in income of consolidated subsidiaries accounted for under the equity method									275,428	279,840	237,276
NET INCOME									258,023	264,880	211,936
NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC									258,023	264,880	211,936
COMPREHENSIVE INCOME									202,023	224,304	229,868
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC									202,023	224,304	229,868
Guarantor Entities
REVENUES
Interest income on retail notes and finance leases									9,696	572	11,488
Interest income on wholesale notes									(1,292)	(1,001)	(830)
Interest and other income from affiliates									220,950	214,317	178,848
Rental income on operating leases									108,568	80,765	82,280
Other income									142,031	135,543	113,748
Total revenues									479,953	430,196	385,534
Interest expense:
Interest expense to third parties									(7,328)	17	6,838
Interest expense to affiliates									245,133	212,552	146,665
Total interest expense									237,805	212,569	153,503
Administrative and operating expenses:
Fees charged by affiliates									40,103	45,403	50,591
Provision (benefit) for credit losses									(1,300)	(13,380)	(563)
Depreciation of equipment on operating leases									93,549	64,822	65,107
Other expenses									55,836	36,575	32,999
Total administrative and operating expenses									188,188	133,420	148,134
Total expenses									425,993	345,989	301,637
Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method									53,960	84,207	83,897
Income tax provision (benefit)									19,097	30,212	33,663
Equity in income of consolidated subsidiaries accounted for under the equity method									240,565	225,845	187,042
NET INCOME									275,428	279,840	237,276
NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC									275,428	279,840	237,276
COMPREHENSIVE INCOME									219,428	239,262	255,208
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC									219,428	239,262	255,208
CNH Industrial Capital America LLC
Condensed Statements of Comprehensive Income
Ownership percentage	100.00%								100.00%
New Holland Credit Company LLC
Condensed Statements of Comprehensive Income
Ownership percentage	100.00%								100.00%
All Other Subsidiaries
REVENUES
Interest income on retail notes and finance leases									194,756	180,770	166,956
Interest income on wholesale notes									75,742	64,761	63,043
Interest and other income from affiliates									382,145	361,773	354,010
Rental income on operating leases									57,346	58,172	51,526
Other income									7,681	10,088	34,780
Total revenues									717,670	675,564	670,315
Interest expense:
Interest expense to third parties									138,650	139,259	163,875
Interest expense to affiliates									47,356	42,275	35,424
Total interest expense									186,006	181,534	199,299
Administrative and operating expenses:
Fees charged by affiliates									106,648	97,508	92,754
Provision (benefit) for credit losses									15,424	7,476	45,141
Depreciation of equipment on operating leases									48,139	49,231	42,729
Other expenses									767	(1,493)	2,929
Total administrative and operating expenses									170,978	152,722	183,553
Total expenses									356,984	334,256	382,852
Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method									360,686	341,308	287,463
Income tax provision (benefit)									118,894	114,003	98,776
NET INCOME									241,792	227,305	188,687
Net income attributed to noncontrolling interest									(1,227)	(1,460)	(1,645)
NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC									240,565	225,845	187,042
COMPREHENSIVE INCOME									194,587	192,320	204,003
Comprehensive income attributed to noncontrolling interest									(1,227)	(1,460)	(1,645)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC									193,360	190,860	202,358
Eliminations
REVENUES
Interest and other income from affiliates									(262,012)	(230,722)	(147,832)
Other income									(97,212)	(86,506)	(81,450)
Total revenues									(359,224)	(317,228)	(229,282)
Interest expense:
Interest expense to affiliates									(262,012)	(230,722)	(147,832)
Total interest expense									(262,012)	(230,722)	(147,832)
Administrative and operating expenses:
Fees charged by affiliates									(97,212)	(86,506)	(81,450)
Total administrative and operating expenses									(97,212)	(86,506)	(81,450)
Total expenses									(359,224)	(317,228)	(229,282)
Equity in income of consolidated subsidiaries accounted for under the equity method									(515,993)	(505,685)	(424,318)
NET INCOME									(515,993)	(505,685)	(424,318)
NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC									(515,993)	(505,685)	(424,318)
COMPREHENSIVE INCOME									(412,788)	(430,122)	(457,566)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC									$ (412,788)	$ (430,122)	$ (457,566)